Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net Income in millions(5) ($)	Adjusted Operating Profit in millions(6) ($)
2025	—	6,886,338	—	1,172,625	1,718,378	957,972	191.03	219.76	145.1	335.8
2024	—	6,423,788	—	6,703,814	1,622,380	1,824,406	233.44	182.40	184.1	347.3
2023	7,172,988	6,299,752	15,203,422	9,602,286	1,884,433	3,138,399	225.64	158.19	188.3	345.2
2022	9,316,556	—	10,823,056	—	2,368,300	2,520,280	134.21	114.87	204.9	343.5
2021	9,484,490	—	13,917,645	—	2,183,277	2,995,405	133.36	127.67	178.0	312.8

(1)
Former Chief Executive Officer Max H. Mitchell was our PEO from 2014 until the separation on April 3, 2023. Current Chief Executive Officer Aaron W. Saak was appointed to this role in November 2022 and has served as PEO from April 3, 2023 to present. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Richard A. Maue	Richard A. Maue	Richard A. Maue	Christina Cristiano	Christina Cristiano
Kurt F. Gallo	Aaron W. Saak	Paul G. Igoe	Kurt F. Gallo	Paul G. Igoe
Anthony M. D’Iorio	Kurt F. Gallo	Christina Cristiano	Paul G. Igoe	Samuel Keayes
Alejandro Alcala	Anthony M. D’Iorio	Jennifer Kartono	Jennifer Kartono	Kimberly DiMaurizio
		Kurt F. Gallo	Samuel Keayes

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Tables Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Options Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO(a) ($)	Compensation Actually Paid to Second PEO ($)
2025	6,886,338	(5,015,217)	(698,496)	1,172,625

Fiscal Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs(a) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	1,718,378	(945,522)	185,116	957,972

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO
2025	2,910,387	(3,787,534)	8,970	169,681	—	—	(698,496)

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for non-PEO NEOs
2025	583,408	(335,077)	3,404	(66,619)	—	—	185,116

(4)
The Peer Group TSR set forth in this table utilizes the S&P MidCap 400 Capital Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020 through the end of the listed year in the Company and in the S&P 400 MidCap Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	The dollar amounts reported represent the amount of net income as required to be reflected in the Company’s audited financial statements for the applicable year.
(6)
We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021. For purposes of this table, we consistently applied the same methodology for calculating Adjusted Operating Profit across all covered fiscal years as used in 2025. Adjusted Operating Profit is a non-GAAP metric. See the “Non-GAAP Information” section below for a detailed description of how Adjusted Operating Profit is calculated from our audited financial statements. For further information on how Adjusted Operating Profit was used in our 2025 Annual Incentive Compensation program, see page 29.

Company Selected Measure Name			Adjusted Operating Profit
Named Executive Officers, Footnote
(1)
Former Chief Executive Officer Max H. Mitchell was our PEO from 2014 until the separation on April 3, 2023. Current Chief Executive Officer Aaron W. Saak was appointed to this role in November 2022 and has served as PEO from April 3, 2023 to present. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Richard A. Maue	Richard A. Maue	Richard A. Maue	Christina Cristiano	Christina Cristiano
Kurt F. Gallo	Aaron W. Saak	Paul G. Igoe	Kurt F. Gallo	Paul G. Igoe
Anthony M. D’Iorio	Kurt F. Gallo	Christina Cristiano	Paul G. Igoe	Samuel Keayes
Alejandro Alcala	Anthony M. D’Iorio	Jennifer Kartono	Jennifer Kartono	Kimberly DiMaurizio
		Kurt F. Gallo	Samuel Keayes

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P MidCap 400 Capital Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020 through the end of the listed year in the Company and in the S&P 400 MidCap Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Options Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO(a) ($)	Compensation Actually Paid to Second PEO ($)
2025	6,886,338	(5,015,217)	(698,496)	1,172,625

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO
2025	2,910,387	(3,787,534)	8,970	169,681	—	—	(698,496)

Non-PEO NEO Average Total Compensation Amount			$ 1,718,378	$ 1,622,380	$ 1,884,433	$ 2,368,300	$ 2,183,277
Non-PEO NEO Average Compensation Actually Paid Amount			$ 957,972	1,824,406	3,138,399	2,520,280	2,995,405
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Options Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs(a) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	1,718,378	(945,522)	185,116	957,972

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for non-PEO NEOs
2025	583,408	(335,077)	3,404	(66,619)	—	—	185,116

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Company Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Consolidated Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted Operating Profit
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted Operating Profit during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue;
•	Adjusted Operating Profit;
•	Adjusted Free Cash Flow; and
•	Relative Total Shareholder Return.
Revenue, Adjusted Operating Profit and Adjusted Free Cash Flow for bonus calculation purposes under the 2025 Annual Incentive Plan were calculated excluding all revenue earned, costs incurred and free cash flow generated by OpSec Security, which we acquired in May 2024, as well as Corporate costs related to the acquisition. Adjusted Operating Profit and Adjusted Free Cash Flow are non-GAAP metrics. See “Non-GAAP Information” below for a description of how these metrics are calculated. As described in more detail above, in addition to the exclusion of OpSec Security and Corporate costs related to the acquisition, these metrics were further adjusted by the Committee for special, one-time items, none of which were recurring in nature, and for 2025 bonus calculation purposes under the 2025 Annual Incentive Plan, which adjustments may in some cases differ from the adjustments made for financial reporting purposes.

Total Shareholder Return Amount			$ 191.03	233.44	225.64	134.21	133.36
Peer Group Total Shareholder Return Amount			219.76	182.4	158.19	114.87	127.67
Net Income (Loss)			$ 145,100,000	$ 184,100,000	$ 188,300,000	$ 204,900,000	$ 178,000,000
Company Selected Measure Amount			335,800,000	347,300,000	345,200,000	343,500,000	312,800,000
PEO Name	Max H. Mitchell	Aaron W. Saak	Aaron W. Saak	Aaron W. Saak		Max H. Mitchell	Max H. Mitchell
Additional 402(v) Disclosure
As required by Section  953(a) of the Dodd-Frank Act, and Item  402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns NEO compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Any differences in total values are due to rounding.
As part of the separation transaction in April 2023, the Aerospace & Electronics, Process Flow Technologies and Engineered Materials businesses of the pre-separation Crane Holdings, Co. were spun off to Crane Company, and the Payment and Merchandising Technologies business was retained by the Company. The disclosure presented below for years prior to 2023 (including Adjusted Operating Profit and net income, but not total shareholder return) is presented on a carve-out basis and does not reflect the combined business on whose performance the NEOs were actually compensated. Also as part of the separation transaction in April 2023, each pre-separation outstanding award held by Mr. Gallo and Ms. Cristiano was converted to an award covering Crane NXT stock and an award covering Crane Company stock. The awards covering Crane Company stock vest based on continued service to Crane NXT. Consequently, such Crane Company stock awards are included as compensation to Mr. Gallo and Ms. Cristiano in this disclosure.

Equity Awards Adjustments, Footnote
(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO
2025	2,910,387	(3,787,534)	8,970	169,681	—	—	(698,496)

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for non-PEO NEOs
2025	583,408	(335,077)	3,404	(66,619)	—	—	185,116

Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Profit
Non-GAAP Measure Description
(6)
We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021. For purposes of this table, we consistently applied the same methodology for calculating Adjusted Operating Profit across all covered fiscal years as used in 2025. Adjusted Operating Profit is a non-GAAP metric. See the “Non-GAAP Information” section below for a detailed description of how Adjusted Operating Profit is calculated from our audited financial statements. For further information on how Adjusted Operating Profit was used in our 2025 Annual Incentive Compensation program, see page 29.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Mitchell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 7,172,988	$ 9,316,556	$ 9,484,490
PEO Actually Paid Compensation Amount			0	0	15,203,422	10,823,056	13,917,645
Mr. Saak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,886,338	6,423,788	6,299,752	0	0
PEO Actually Paid Compensation Amount			1,172,625	$ 6,703,814	$ 9,602,286	$ 0	$ 0
PEO | Mr. Saak [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,015,217)
PEO | Mr. Saak [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(698,496)
PEO | Mr. Saak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,910,387
PEO | Mr. Saak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,787,534)
PEO | Mr. Saak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,970
PEO | Mr. Saak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			169,681
PEO | Mr. Saak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Saak [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(945,522)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,116
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			583,408
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(335,077)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,404
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,619)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0